Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment, Net
Schedule of property, plant and equipment

	December 31,	December 31,
	2020	2021
Mold and tooling	2,411,164	2,354,411
Charging & battery swap equipment	721,583	2,279,893
Leasehold improvements	997,191	1,876,294
Construction in process	177,457	1,304,548
Buildings and constructions	862,603	875,562
Production facilities	787,039	831,776
Computer and electronic equipment	372,956	575,364
R&D equipment	432,781	552,956
Purchased software	409,445	493,374
Others	374,219	455,063
Subtotal	7,546,438	11,599,241
Less: Accumulated depreciation	(2,470,028)	(4,131,352)
Less: Accumulated impairment	(80,182)	(68,373)
Total property and equipment, net	4,996,228	7,399,516